Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes
Income taxes
11.	Income taxes

The Corporate taxation expense for the Group for the year ended December 31, 2021 was €62,078 and consists of €44,372 income tax payable from Abraserve Greece and €17,706 from Dicapl. The Corporate taxation expense for the Group for the year ended December 31, 2020 was zero.

The only revenue producing companies in the Group were Novigroup Ltd, Gamart Ltd, Iflex Ltd and Logflex MT Ltd. During the year December 31, 2021 Novigroup Ltd had taxable income and Gamart Ltd, Iflex Ltd and Logflex MT Ltd had taxable loss. Novigroup Ltd was incorporated in Isle of Man, where the standard rate of corporate income tax for its activity was 0%.

Gamart Ltd, Iflex Ltd and Logflex MT Ltd are incorporated in Malta, where the standard rate of corporate income tax is 35% and it is subject to a refund up to 30% to the parent company under certain conditions.

From August 5, 2021 onwards the corporate profits of Gamart Ltd, are subject to tax initially in Greece at a rate of 22% and this is offset against the 35% tax in Malta.

	2021	2020
	€	€
Income tax charge for the year	62,078	—

Tax rate reconciliation

The tax on the Group’s profit before tax differs from theoretical amount that would arise using the applicable tax rates as follows:

	2021	2020
	€	€
Accounting Profit before tax	5,001,742	14,360,637
Tax using Corporation Domestic Tax Rate, at 35%	1,750,610	5,026,223
Non-deductible (taxable) items	—	163,096
Permanent differences	260,816	—
Effect of foreign tax rates	(18,254,105)	(14,883,389)
Change in Allowance of the Deferred Tax Asset	13,071,131	908,830
Tax effect of combined carve-out basis of preparation	3,191,887	8,714,148
Other items	41,739	71,092
Income tax charge for the year	62,078	—

“Permanent differences” in 2021 mainly includes the effect of the income tax in relation to expenses non-allowable for deduction for tax purposes.

11.	Income taxes (continued)

“Effect of foreign tax rates” in 2021 include the effect of the foreign tax rates in Greece (22%) and Isle of Man (0%) in comparison to Malta (35%).

“Change in Allowance of the Deferred Tax Asset” reflects the impairment of the Deferred Tax Asset recognized during the year.

“Tax effect of combined carve-out basis of preparation” comprise of the Novibet related expenses which have been carved-in and other combination adjustments which are not deductible for tax purposes.